Sales - Other assets - Components (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Advances and down payments	€ 116	€ 101	€ 84
Submarine cable consortiums	258	168	130
Security deposits paid	93	93	97
Orange Money - isolation of electronic money	825	613	497
Others	545	408	473
Total	€ 1,837	€ 1,383	€ 1,281	€ 1,204